CAPITAL STOCK - Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.75%	1.75%	1.75%
Expected life	5 years	3 years
Annualized volatility	68.00%	70.00%	73.00%
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life			1 year 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life			2 years 7 months 6 days